Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and other investments [Abstract]
Schedule of Cash and cash equivalents
	December 31,
	2021	2020
Cash	$2,065,311	$6,971,175
Cash equivalents (1)	13,064,881	756,523
	$15,130,192	$7,727,698